Acquisitions - Summary of Allocation of Total Business Acquisition Consideration (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 678,668	$ 679,351	$ 698,416	$ 681,017
Two Other Companies [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			20,379
Property and equipment			7,232
Capitalized software / Finite-lived intangible assets			21,257
Goodwill			289,951
Lease right-of-use assets, net			9,720
Lease obligation, net			(9,720)
Deferred revenue			(2,574)
Other assets acquired and liabilities assumed, net			(11,236)
Total consideration			357,379
Two Other Companies [Member] | Computer Software, Intangible Asset [Member]
Business Acquisition [Line Items]
Capitalized software / Finite-lived intangible assets			$ 32,370